Financial Services Fund Expense Example - Financial Services Fund - Financial Services Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 186
Expense Example, with Redemption, 3 Years	586
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	$ 2,197